Other Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Other Assets [Abstract]
Advance to Glenmark	$ 15.0
Agreement to fund additional advance	$ 1.3